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REX Crypto Equity Premium Income ETF
FUND SUMMARY – REX CRYPTO EQUITY PREMIUM INCOME ETF
INVESTMENT OBJECTIVE
REX Crypto Equity Premium Income ETF’s (the “Fund”) investment objectives are capital appreciation and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	REX Crypto Equity Premium Income ETF REX Crypto Equity Premium Income ETF
Management Fee	0.85%	[1]
Distribution (12b-1) and Service Fees	none	[2]
Other Expenses	none	[3]
Total Annual Fund Operating Expenses	0.85%
[1]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Under the Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees.
[3]	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
REX Crypto Equity Premium Income ETF | REX Crypto Equity Premium Income ETF | USD ($)	87	271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the BITA Crypto Assets & Digital Payments Index (the “Index”). The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation and current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the securities of the companies comprising the Index, subject to a limitation on the opportunity to profit from an increase in the share price above the strike price of written options. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% Policy.

The Fund seeks to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. As further described below, the Fund intends to write covered call options on the securities in its portfolio to provide income, while maintaining exposure to the share price returns of the companies comprising the Index through its investments in the underlying securities. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. The Fund’s options contracts provide:

●	exposure to the share price returns (subject to a limitation on the opportunity to profit from an increase in the share price above the strike price of written options), and

●	current income from the option premiums

The Fund’s net asset value (“NAV”) will likely not directly correlate on a day-to-day basis with the returns of the individual stocks comprising the Index. The Fund would expect to lose value in a declining market, although such losses would be offset to a certain extent by the premiums received on written call options on the underlying securities. In a rising market, the Fund would expect to lag the market because the written call options would be more likely to be exercised, reducing the Fund’s upside potential on the underlying security. In a flat market, the Fund would expect to exceed the return on the Index as a result of the receipt of premiums on options written on the underlying securities.

About the Index

The BITA Crypto Assets and Digital Payments Index (the “Index”) is a rules-based composite index that tracks the market performance of 25 companies, listed on regulated exchanges based in the US, that are actively engaged in crypto-related activities. Crypto-related activities include, but are not limited to, activities such as crypto asset mining, trading, custody, blockchain technology development, and the creation of digital payment solutions.

The Index offers investors exposure to firms at the forefront of revolutionizing the financial industry by leveraging blockchain technology and digital innovations to create new financial ecosystems. The Index is weighted by liquidity and is reconstituted quarterly and rebalanced monthly, providing a dynamic reflection of market trends.

“Crypto assets” and “digital payments” refer to financial technologies that enable transactions using digital or virtual methods of payment, rather than traditional physical money. Crypto assets operate on decentralized networks based on blockchain technology, which is a distributed ledger system that ensures transparency and security through cryptographic methods. These digital currencies, such as bitcoin and ether, utilize blockchain to facilitate peer-to-peer transactions without the need for intermediaries like banks. Digital payments encompass a broader range of financial transactions conducted electronically, including those made with crypto assets, as well as traditional methods like credit and debit cards, mobile wallets, and electronic bank transfers. While crypto assets are a specific type of digital currency leveraging blockchain, digital payments refer to the overall ecosystem of electronic transaction methods, encompassing various technologies and platforms designed to simplify and expedite financial exchanges. Although crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The initial universe is composed of globally listed equity securities, issued by companies involved in products, services and activities classified in the following sub-themes:

1. Blockchain Technology: The subtheme encompasses companies at the forefront of developing and implementing blockchain technology. These entities are involved in creating distributed ledger systems that underpin crypto assets and enable secure, transparent, and decentralized record-keeping. The focus includes enterprises that design blockchain protocols, develop smart contracts, and offer blockchain-as-a-service (BaaS) solutions to enhance transaction integrity and traceability across various industries. Smart contracts are digital contracts stored on a blockchain that are automatically executed when predetermined terms and conditions are met.

2. Crypto Asset Management and Trading: The subtheme focuses on companies providing platforms, tools, and services for managing and trading crypto assets and digital assets. It includes crypto asset trading platforms, custodial services, digital wallets, and portfolio management solutions designed to help individuals and institutions securely trade, store, and optimize their crypto holdings. These companies facilitate liquidity, price discovery, and the secure handling of digital assets in the rapidly evolving crypto market.

3. Crypto Banking, Payment, and Services: Companies in this subtheme offer a range of financial services tailored to the needs of the crypto economy. This includes crypto-friendly banks, payment processors, and fintech companies that provide lending, borrowing, remittance, and transactional services using digital currencies. They are at the cutting edge of integrating traditional banking with blockchain technology, enabling seamless crypto payments and financial transactions across global networks.

4. Crypto Mining: The Crypto Mining subtheme comprises companies engaged in the extraction of crypto assets through the process of mining. Bitcoin mining refers to the process whereby a global network of computers running the Bitcoin code work to ensure that transactions are legitimate and added correctly to the Bitcoin blockchain. Mining involves a “proof of work” consensus mechanism in which a miner must first solve a complex algorithm. The miner that solves the algorithm is awarded the right to validate a series of transactions on the Bitcoin blockchain, called a block, and is paid a transaction fee and awarded new bitcoin. This is how new bitcoin is entered into circulation. These entities provide the infrastructure, hardware, and software necessary to perform complex computations that validate and secure blockchain transactions. This includes the production of specialized mining equipment, the operation of mining farms, and innovations in energy-efficient mining technologies that aim to reduce the environmental impact of the mining process.

5. Digital Payment Systems: This subtheme includes companies developing and managing digital payment platforms that facilitate the exchange of value in a digital format. It covers a wide range of technologies from mobile payment systems to peer-to-peer payment platforms, digital wallets, and cross-border payment solutions. These companies are driving the shift from traditional payment methods to more efficient, secure, and inclusive digital payment ecosystems, supporting both fiat currencies and crypto assets.

Each company’s thematic alignment is determined using publicly available revenue data provided by the company through regulatory filings such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks and other similar regulatory filings, quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as news.

The final eligible universe for inclusion is determined through a series of screens and filters. First, a minimum market capitalization of USD 75 million is required. Next, securities are selected based on thematic exposure through one of three routes: (a) purity leaders, where securities of companies with thematic exposure accounting for 50% or more of their total revenue are included; (b) revenue leaders, where the top 10 companies by absolute thematic revenue dollar amount—calculated by multiplying total revenue by thematic exposure percentage—are selected; and (c) direct exposure to crypto assets, where companies holding crypto assets valued at least USD 10 million are included. Additionally, companies must have a three-month average daily traded value (ADTV) of at least USD 1 million, and only ordinary shares and ADRs are admitted. Finally, companies eligible for inclusion must trade on the New York Stock Exchange or NASDAQ, and have a minimum free float percentage of 20%.

On each Determination Date all securities within the eligible universe are ranked in descending order of their ADTV over the past 12 months. In the case of companies that have had their IPO in the past 3 to 12 months, the ADTV is taken over the past 3 months. The following securities are selected for the Index: the 20 best ranked eligible securities that were assigned to the “Blockchain Technology”, “Crypto Asset Management and Trading”, “Crypto Banking, Payment and Services” or “Crypto Mining” sub-themes in the Initial Universe (“Crypto Assets Leaders”), and the 5 best ranked securities that were assigned to the “Digital Payment Systems” sub-theme (“Digital Payments Leaders”).

If a company has more than one share class that qualifies for inclusion in the Index, only the share class with the highest 3-month ADTV will be considered for inclusion.

On each Determination Day, the selected 25 companies are initially weighted according to their 12-month ADTV. Constituents classified as Crypto Assets Leaders and Digital Payments Leaders are assigned a fixed combined percentage of 80% and 20% of the total index weighting, respectively.

To avoid undue concentration, the weights of all index constituents are subject to the following capping constraints: The weights of each issuer cannot exceed 5% of the total index weight. The weights in excess are redistributed proportionally among the rest of the uncapped securities inside the Crypto Assets Leaders and Digital Payments Leaders.

As of October 31, 2024, the Index included 25 companies and had a market capitalization range of approximately $300 million to $3.3 trillion.

About the Fund’s Strategy

The Fund seeks to provide exposure to companies that are actively engaged in crypto-related activities such as crypto asset mining, trading, custody, blockchain technology development, and the creation of digital payment solutions and seeks to generate income by selling call options on the stocks of these companies.

The Fund intends to create long exposure to the Index by purchasing and holding each of the stocks included in the Index with the weight of each stock substantially corresponding to the weight of such stock in the Index. The Fund may hold fewer than all of the stocks comprising the Index, or hold stocks of companies that are not components of the Index that are, in the opinion of the Adviser, at the forefront of crypto asset technologies. The Fund’s stock holdings would typically differ from the Index components when the Adviser believes that there is not sufficient liquidity in the market for the options that would be written on the particular stock to effectively implement the Fund’s covered call strategy.

The Fund generates current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The Fund intends to write call options on approximately 100% of its holdings of each portfolio security, and will not write call options on securities that the Fund does not hold. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are out of the money, which will allow for some capital appreciation, as well as income generation - the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time. “Out of the money” call options are those with a strike price that is above the current market price of the underlying security. “In the money” call options are those with a strike price that is below the current market price of the underlying security. “At the money” call options are those with a strike price that is equal to the current market price of the underlying security. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). The Fund typically will write call options with a term of 30 days or less. A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. As a result, the covered call strategy limits the upside potential on the underlying security, but the Fund is fully exposed to the downside if the security decreases in value.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

The Fund’s Use Of Option Contracts

The Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument.

Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX Options, see “Exchange Traded Options Portfolio”.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

REX Crypto Equity Premium Income ETF | Risk Lose Money [Member]
As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX Crypto Equity Premium Income ETF | Risk Not Insured [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX Crypto Equity Premium Income ETF | Industry Concentration Risk [Member]

Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

REX Crypto Equity Premium Income ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX Crypto Equity Premium Income ETF | Options Contracts [Member]

Options Contracts. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the share price of the underlying security above the exercise prices of such options, but will continue to bear the risk of declines in the value of the underlying security. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts, particularly FLEX Options. The value of the options written by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

REX Crypto Equity Premium Income ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX Crypto Equity Premium Income ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value of the underlying security during the term of the call option. This means that if the underlying security increases in value above the strike price of the written call options during the term of the call option, the Fund will likely not experience that increase to the same extent and may significantly underperform the individual stock. Additionally, because the Fund is limited in the degree to which it will participate in increases in value of the underlying stocks during the term of the call option, but has full exposure to any decreases in value experienced by the underlying stock, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of its aggregate portfolio holdings, which is based principally upon the performance of the individual stocks held by the Fund. The degree of participation in the gains of the individual stocks held by the Fund will depend on prevailing market conditions, especially market volatility, at the time the Fund writes call option contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the underlying security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the underlying security changes and time moves towards the expiration of the term of each written option, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected that the Fund’s NAV will directly correlate on a day-to-day basis with the aggregate returns of the individual stocks held by the Fund. The amount of time remaining until the options contracts’ expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the prices of the individual stocks held by the Fund will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the individual stocks held by the Fund.

REX Crypto Equity Premium Income ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX Crypto Equity Premium Income ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX Crypto Equity Premium Income ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the share price of the underlying security above the exercise prices of such options but will continue to bear the risk of declines in the value of the underlying security. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent to which the Fund participates in the positive price returns of the individual stocks comprising the Index and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the individual stocks comprising the Index will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the individual stocks comprising the Index, or the Fund may even lose money, even if the prices of the individual stocks comprising the Index have appreciated by at least that much over such period, if during any month over that period the individual stocks comprising the Index had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the individual stocks comprising the Index and its returns will depend not only on the price of the individual stocks comprising the Index but also on the paths that the individual stocks comprising the Index take over time.

REX Crypto Equity Premium Income ETF | FLEX Options Risk [Member]

FLEX Options Risk. The Fund may write FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

REX Crypto Equity Premium Income ETF | Equity Securities Risk [Member]

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

REX Crypto Equity Premium Income ETF | Large and Mid-Cap Stock Risk [Member]

Large and Mid-Cap Stock Risk. Although stocks issued by large- and mid-cap companies tend to have less overall volatility than stocks issued by small-cap companies, large-cap companies may not be able to attain the high growth rates of successful small-cap companies, especially during strong economic periods. In addition, large-cap companies may be less capable of responding quickly to competitive challenges and industry changes and may suffer sharper price declines as a result of earnings disappointments. Mid-cap companies typically have less experienced management, narrower product lines, and more limited financial resources than large-cap companies. However, by being more focused in their business activities, mid-cap companies may be more responsive and better able to adapt to the changing needs of their markets than large-cap companies during certain market conditions.

REX Crypto Equity Premium Income ETF | Crypto Asset Risk [Member]

Crypto Asset Risk: While the Fund will not invest directly in a crypto asset, the value of the Fund’s investments in publicly traded securities of companies engaged in crypto asset-related businesses and activities are subject to fluctuations in the value of a crypto asset, which may be highly volatile. Crypto assets, such as bitcoin and ether, are digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment. While the price movements of ether and bitcoin generally have been highly correlated, ether has generally been subject to more extreme price swings. The value of crypto assets is determined by supply and demand in the global crypto asset markets, which consist primarily of transactions of the respective crypto assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of crypto asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Crypto asset trading platforms on which bitcoin and ether are traded, are or may become subject to enforcement actions by regulatory authorities, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy. Crypto assets are relatively new, and their value is influenced by a wide variety of factors that are uncertain and difficult to evaluate, such as the infancy of their development, regulatory changes, a crisis of confidence, their dependence on technologies such as cryptographic protocols, their dependence on the role played by miners and developers and the potential for malicious activity (e.g., theft). Crypto assets generally operate without central authority (such as a bank) and is not backed by any government. Crypto assets are not legal tender. Currently, there is relatively limited use of crypto assets in the retail and commercial marketplaces, which contributes to price volatility. Federal, state and/or foreign governments may restrict the use and exchange of crypto assets, and regulation in the U.S. is still developing. The market price of crypto assets, bitcoin in particular, has been subject to extreme fluctuations. If crypto asset markets continue to be subject to sharp fluctuations, investors may experience losses. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), crypto assets are susceptible to theft, loss, and destruction. Crypto asset trading platforms and other trading venues on which crypto assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Investors in crypto assets may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Additionally, holders of crypto assets may not be able to access their wallets due to the loss, theft, compromise or destruction of the private keys associated with the public addresses that hold the crypto assets. The Fund’s indirect exposure to crypto assets subjects it to volatility experienced by the crypto asset trading platforms and other crypto asset trading venues, which may adversely affect the performance of the Fund. Crypto asset trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware, which may also affect the price of crypto assets and thus the Fund’s investments in crypto asset-related instruments or in publicly traded securities of companies engaged in crypto asset-related businesses and activities.

REX Crypto Equity Premium Income ETF | Risk of Companies in Crypto-Related Businesses [Member]

Risk of Companies in Crypto-Related Businesses: The companies in which the Fund will invest may use digital asset technologies or may provide products or services involved in the operation of the technology. The technology relating to crypto assets, including blockchain and crypto assets, is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. There is no assurance that widespread adoption of blockchain technology and crypto assets will occur, and the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchain technology or crypto assets, which could have an adverse impact on the companies in which the Fund will invest and the Fund. The development of Layer 2 scaling solutions which record transactions off of the Bitcoin blockchain, such as the Lightning Network, may result in reduced fees for crypto miners and adversely affect the price of the securities of crypto miner companies. Because the stock prices of these companies and the prices of crypto assets can be highly correlated, the success of the Fund’s strategy may be limited given that the operations of companies in the blockchain and crypto asset industries are expected to be significantly affected by the overall sentiment related to, and the use of and investment in, blockchain technology and crypto assets. Certain features of digital asset technologies, such as decentralization, open-source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack. Restrictions imposed by governments on crypto asset-related activities may adversely impact blockchain companies and, in turn, the Fund. The companies in which the Fund may invest may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights, which may also reduce confidence in the viability of a digital asset. Because digital asset platforms, including crypto asset trading platforms, may operate across many national boundaries and regulatory jurisdictions, it is possible that they may be subject to widespread and inconsistent regulation. A significant disruption of internet connectivity affecting large numbers of users could impede the functionality of these technologies and adversely affect the companies in which the Fund invests. In addition, these companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Digital asset systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control. The companies in which the Fund invests are subject to more volatility than companies that do not rely as heavily on such technology. In addition, these companies may be smaller, less-seasoned companies that may be more volatile than the overall market. These companies may engage in other lines of business unrelated to these activities and these lines of business could adversely affect their operating results.

REX Crypto Equity Premium Income ETF | Financials Sector Risk [Member]

Financials Sector Risk. Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

REX Crypto Equity Premium Income ETF | Technology Sector Risk [Member]

Technology Sector Risk. The stock prices of technology and technology-related companies and, therefore, the value of the Fund, may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

The Index’s constituents are focused on the technology sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the level of the Index. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both in the U.S. and internationally. Stocks of technology companies and companies that rely heavily on technology tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Any of these factors could impact the Index, and adversely impact the Fund.

REX Crypto Equity Premium Income ETF | Cyber Security Risk [Member]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX Crypto Equity Premium Income ETF | ETF Risks [Member]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX Crypto Equity Premium Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX Crypto Equity Premium Income ETF | Cash Redemption Risk [Member]

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX Crypto Equity Premium Income ETF | Costs of Buying or Selling Shares [Member]

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX Crypto Equity Premium Income ETF | Shares May Trade at Prices Other Than NAV [Member]

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX Crypto Equity Premium Income ETF | Trading [Member]

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX Crypto Equity Premium Income ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX Crypto Equity Premium Income ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX Crypto Equity Premium Income ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX Crypto Equity Premium Income ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX Crypto Equity Premium Income ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX Crypto Equity Premium Income ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX Crypto Equity Premium Income ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX Crypto Equity Premium Income ETF | Economic and Market Events Risk [Member]

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX Crypto Equity Premium Income ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX Crypto Equity Premium Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. For cash management purposes, the Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.